Considering the above assumptions, the present value of the actuarial obligations of the benefit plans and of its assets to cover these obligations, is represented below: (Details) - BRL (R$)
R$ in Thousands
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Retirement Benefits [Member]
IfrsStatementLineItems [Line Items]
At the beginning of the year	R$ 2,998,669	R$ 3,182,128
Cost of current service	341	305
Interest cost	242,675	215,259
Participant’s contribution	546	450
Actuarial gain/(loss) (1)	(158,724)	(155,242)
Past service cost - plan changes
Early elimination of obligations	(82,532)
Benefit paid	(260,072)	(244,231)
At the end of the year	2,740,903	2,998,669
(ii) Plan assets at fair value:
At the beginning of the year	2,554,827	2,759,745
Expected earnings	206,439	186,324
Actuarial gain/(loss) (1)	34,067	(175,560)
Contributions received:
- Employer	26,283	28,025
- Employees	546	450
Early elimination of obligations	(94,745)
Benefit paid	(259,662)	(244,157)
At the end of the year	2,467,755	2,554,827
(iii) Changes in the unrecoverable surplus:
At the beginning of the year	7,452	310
Interest on the irrecoverable surplus	671	29
Change in irrecoverable surplus (1)	52,738	7,113
At the end of the year	60,861	7,452
(iv) Financed position:
Deficit plans (2)	334,009	451,294
Net balance	334,009	451,294
Other Post Employment Benefits [Member]
IfrsStatementLineItems [Line Items]
At the beginning of the year	841,118	966,430
Cost of current service
Interest cost	70,781	65,985
Participant’s contribution
Actuarial gain/(loss) (1)	(72,297)	(146,763)
Past service cost - plan changes
Early elimination of obligations		(12,023)
Benefit paid	(39,067)	(32,511)
At the end of the year	800,535	841,118
(ii) Plan assets at fair value:
At the beginning of the year
Expected earnings
Actuarial gain/(loss) (1)
Contributions received:
- Employer
- Employees
Early elimination of obligations
Benefit paid
At the end of the year
(iii) Changes in the unrecoverable surplus:
At the beginning of the year
Interest on the irrecoverable surplus
Change in irrecoverable surplus (1)
At the end of the year
(iv) Financed position:
Deficit plans (2)	800,535	841,118
Net balance	R$ 800,535	R$ 841,118